UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22097

Tortoise Gas and Oil Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Tortoise Gas and Oil Corporation
Schedule of Investments (Unaudited)

	August 31, 2008
	Shares	Fair Value

Limited Partnerships and Limited Liability Companies - 128.8% (1)
Oil and Gas Production - 116.3% (1)
BreitBurn Energy Partners L.P.	909,240	$15,093,384
EV Energy Partners, L.P.	261,900	6,835,590
Encore Energy Partners LP	311,200	7,671,080
Legacy Reserves, LP	922,107	18,525,130
Linn Energy, LLC	658,517	14,243,723
NRPC Properties, LLC (2) (3)	250,000	5,000,000
Pioneer Southwest Energy Partners L.P.	274,800	5,136,012
Quest Energy Partners, L.P.	252,832	2,884,813
		75,389,732
Midstream Energy Infrastructure - 12.5% (1)
Quest Midstream Partners, L.P. (2) (3)	465,000	8,137,500
Total Limited Partnerships and Limited Liability Companies (Cost $93,955,772)		83,527,232

Short-Term Investment - 0.8% (1)
Investment Company - 0.8% (1)
First American Government Obligations Fund - Class Y, 1.87% (4)
Cost ($488,101)	488,101	488,101

Total Investments (Cost $94,443,873) - 129.6% (1)		84,015,333
Liabilities in Excess of Cash and Other Assets - (29.6%) (1)		(19,172,460)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$64,842,873

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $13,137,500 which represents 20.3% of net assets applicable to common stockholders.
(3) Private company.
(4) Rate indicated is the current yield as of August 31, 2008.

 Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2008. These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments	$ 84,015,333	$ 70,877,833	$ -	$ 13,137,500

	Fair Value Measurements Using Significant Unobservable Inputs
	(Level 3)
	Investments

	For the three months ended
	February 29, 2008	May 31, 2008	August 31, 2008
Fair Value beginning balance	$ 8,602,500	$ 8,137,500	$ 12,905,000
Total unrealized gains (losses) included in net increase (decrease) in net assets applicable to common stockholders	(360,173)	(135,176)	480,222
Net purchases, issuances and settlements	-	5,000,000	-
Return of capital adjustments impacting cost basis of security	(104,827)	(97,324)	(247,722)
Transfers in (out) of Level 3	-	-	-
Fair value ending balance	$ 8,137,500	$ 12,905,000	$ 13,137,500

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at August 31, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
NRPC Properties, LLC	Common Units	250,000	03/18/08	5,000,000	20.00	7.7
Quest Midstream Partners, L.P.	Common Units	465,000	10/30/07	9,300,000	17.50	12.6
				$ 14,300,000		20.3%

As of August 31, 2008, the aggregate cost of securities for federal income tax purposes was $93,020,310. At August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $2,071,539, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $11,076,516 and the net unrealized depreciation was $9,004,977.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Gas and Oil Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Gas and Oil Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Tortoise Gas and Oil Corporation

Date: October 27, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer